Inventories - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [abstract]
Raw materials	$ 136,026	$ 101,510
Finished goods (Note 5)	170,245	188,154	$ 179,611	$ 152,716
Current inventories	$ 306,271	$ 289,664